Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 2,371,323	$ 3,740,722	$ 6,787,250	$ 38,302
Deferred compensation, current portion	698,521	662,464	662,464
Prepaids & other current assets	313,232	27,662	22,521
Total current assets	3,383,076	4,430,848	7,472,235	38,302
Property and equipment:
Equipment	624,439	619,613	115,888	115,888
Leasehold improvements	512,196	464,362	12,420
Accumulated depreciation	(135,745)	(96,987)
Total fixed assets	1,000,890	986,988	128,308	115,888
Intangible assets	12,083	12,833	14,833
Right of use asset - facility	445,140	476,370	729,176
Deferred compensation, long term portion		11,034	673,498
Other assets	13,014	13,014	65,069
Total assets	4,854,203	5,931,087	9,083,119	154,190
Current liabilities:
Accounts payable	179,941	114,100	68,575	2,886
Accrued expenses & other current liabilities	457,506	101,351	61,384	8,407
Advances from officers				16,616
Lease liability, current portion	158,284	156,988	157,141
Total current liabilities	795,731	372,439	287,100	147,909
Notes payable to officers				120,000
Lease liability, long term portion	418,480	458,705	610,455
Commitments and contingencies
Total liabilities	1,214,211	831,144	897,555	147,909
Stockholders’ equity:
Preferred stock
Common stock	1,066	1,066	1,054	325
Additional paid-in capital	8,851,451	8,781,361	8,415,432	19,675
Accumulated deficit	(5,212,525)	(3,682,484)	(230,922)	(13,719)
Total stockholders’ equity	3,639,992	5,099,943	8,185,564	6,281
Total liabilities and stockholders’ equity	$ 4,854,203	$ 5,931,087	$ 9,083,119	$ 154,190